Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash Flows from Operating Activities
Net income		€ 1,387,174		€ 1,196,640		€ 1,015,490
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	[1]	296,884		254,644		228,775
Impairment		2,287		10,528		13,057
Loss on disposal of property, plant and equipment	[2]	1,630		3,502		2,823
Share-based payments		59,070		63,380		52,371
Allowance for doubtful receivables		3,870	[3]	133	[3]	1,062
Allowance for obsolete inventory		211,801		162,821		164,852
Deferred income taxes		45,349		(59,050)		(22,658)
Changes in assets and liabilities:
Accounts receivable		243,097		(164,850)		(192,149)
Finance receivables		(145,278)		51,132		9,277
Inventories	[2],[4]	(87,777)		(293,404)		(518,121)
Other assets		(146,272)		(112,424)		(32,941)
Accrued and other liabilities		235,446		36,524		(57,282)
Accounts payable		(77,090)		(136,192)		321,486
Current income taxes		(4,611)		11,822		68,131
Net cash provided by operating activities		2,025,580		1,025,206		1,054,173
Cash Flows from Investing Activities
Purchase of property, plant and equipment	[4]	(371,770)		(358,280)		(210,804)
Purchase of intangible assets		(1,108)		(2,952)		(4,000)
Purchase of available for sale securities		(950,000)		(504,756)		(904,856)
Maturity of available for sale securities		334,864		849,776		1,195,031
Cash from (used for) derivative financial instruments		(171,899)		0		0
Acquisition of subsidiaries (net of cash acquired)		0		0		(443,712)	[5]
Net cash used in investing activities		(1,159,913)		(16,212)		(368,341)
Cash Flows from Financing Activities
Dividend paid		(302,310)		(267,962)		(216,085)
Purchase of treasury shares		(564,887)		(700,000)		(300,000)
Net proceeds from issuance of shares		33,230		39,679		31,822
Net proceeds from issuance of notes		0		0		740,445	[6]
Repurchase of notes		0		0		(368,303)	[7]
Repayment of debt		(3,639)		(4,128)		(4,100)
Tax benefit (deficit) from share-based payments		3,660		3,972		3,110
Net cash used in financing activities		(833,946)		(928,439)		(113,111)
Net cash flows		31,721		80,555		572,721
Effect of changes in exchange rates on cash		7,509		8,238		(9,623)
Net increase in cash and cash equivalents		39,230		88,793		563,098
Cash and cash equivalents at beginning of the year		2,419,487		2,330,694		1,767,596
Cash and cash equivalents at end of the year		2,458,717		2,419,487		2,330,694
Supplemental Disclosures of Cash Flow Information:
Interest and other paid		(43,710)		(42,439)		(50,535)
Income taxes paid		€ (126,908)		€ (124,325)		€ (2,278)

[1]	In 2015, depreciation and amortization includes EUR 243.0 million of depreciation of property, plant and equipment (2014: EUR 209.5 million, 2013: EUR 197.1 million), EUR 51.2 million of amortization of intangible assets (2014: EUR 43.9 million, 2013: EUR 27.6 million) and EUR 2.7 million of amortization of underwriting commissions related to bonds and credit facility (2014: EUR 1.2 million, 2013: EUR 4.1 million)
[2]	In 2015, an amount of EUR 72.7 million (2014: EUR 30.7 million, 2013: EUR 48.2 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. For further details see Note 12
[3]	The addition for the year is recorded in cost of sales.
[4]	In 2015, an amount of EUR 91.0 million (2014: EUR 95.5 million, 2013: EUR 115.9 million) of the additions in property, plant and equipment relates to non-cash transfers from inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. For further details see Note 12.
[5]	In addition to the cash paid in relation to the acquisition of Cymer, we issued 36,464,576 shares for an amount of EUR 2,346.7 million (non-cash event) as part of the consideration paid.
[6]	Net proceeds from issuance of notes relate to the total cash proceeds of EUR 740.4 million (net of incurred transaction costs) from the issuance of our EUR 750 million 3.375 percent senior notes due 2023.
[7]	Repurchase of notes relates to the net cash outflows of EUR 368.3 million for the partial repurchase of our EUR 600 million 5.75 percent senior notes due 2017 including the partial unwinding of the related interest rate swaps.